Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2018	2017
Laboratory and computer equipment	$4,160	$2,120
Furniture and fixtures	743	77
Leasehold improvements	6,399	141

	11,302	2,338
Less: Accumulated depreciation and amortization	(1,090)	(382)

	$10,212	$1,956

Depreciation and amortization expense was $0.9 million, $0.4 million and less than $0.1 million for the years ended December 31, 2018, 2017 and 2016, respectively.